United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here id Amendment[ ]; Amendment Number: _______
 This amendment (Check only one.):	[ ] is a restatement.
	[ ] adds new holdings entries.

Institutional Investment Manger Filing this Report:

Name:	Academy Capital Management
Address: 	500 N. Valley Mills Suite 200
	Waco, TX 76710

Form 13F File Number:	28-05974

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager?

Name:	Terry Joel Adam JR.
Title:	President
Phone:	254-751-0555

Signature, Place, and Date of Signing:

Electronically filed in Waco, TX on

Report Type (Check only once.):

[X]13F HOLDINGS REPORT, (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ]13F COMBINATION REPROT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

	Form 13F File Number	Name

28-5974 None

FORM 13F SUMMARY PAGE

Report Summary:

Number of other Included Managers:	0

Form 13F Information Table Entry Total:	29

Form 13F Information Table Value Total:	$139,122,000.00

List of Other Included Managers:


Provide a number list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manger filing this report.

[If there are no entries in this list, state ?NONE? and omit the column headings and list entries.]

	No.	Form 13F File Number	Name

	____	28-________________	None

	[Repeat as necessary.]

FORM 13F INFORMATION TABLE

			TITLE OF	VALUE	SHRS OR	SH	PUT	INVESTMENT	OTHER	VOTING AUTHORITY
NAME OF INSURER		CLASS	CUSSIP	(X$100)	PRN AMT	PRN CALL	DISCRETION	MANAGERS	SOLE	SHARED	NONE
Abbott Laboratories    com   002824100    1,994   42,765 SH          sole                 42,765       0       0
Allstate Corp          com   020002101    6,850  132,456 SH          sole                132,456       0       0
American Int'l Group   com   026874107    8,437  128,479 SH          sole                128,479       0       0
Anheuser-Busch Cos In  com   035229103    6,963  137,263 SH          sole                137,263       0       0
Berkshire Hathaway     com   084670207    2,222      757 SH          sole                    757       0       0
Biomet Inc             com   090613100      232     5350 SH          sole                   5350       0       0
BP Amoco PLC           com   055622104      262     4498 SH          sole                   4498       0       0
Bristol Myers Squibb   com   110122108    5,777  225,515 SH          sole                225,515       0       0
Career Education Corp  com   141665109    9,651  241,275 SH          sole                241,275       0       0
Coca-Cola Co.          com   191216100    5,930  142,421 SH          sole                142,421       0       0
Corinthian Colleges I  com   218868107   16,072  852,875 SH          sole                852,875       0       0
Devry Inc              com   251893103    3,863  222,550 SH          sole                222,550       0       0
Exxon Mobil Corp       com   30231g102    1,636   31,921 SH          sole                 31,921       0       0
General Electric Co.   com   369604103      846   23,190 SH          sole                 23,190       0       0
Home Depot Inc         com   437076102    5,630  131,740 SH          sole                131,740       0       0
Ionatron Inc           com   462070103      991   87,520 SH          sole                 87,520       0       0
ITT Educational Svcs   com   45068b109    5,018  105,550 SH          sole                105,550       0       0
Johnson & Johnson      com   478160104    7,924  124,957 SH          sole                124,957       0       0
Marsh & McLennan Co.   com   571748102    7,767  236,095 SH          sole                236,095       0       0
Merck & Company        com   589331107   11,225  349,264 SH          sole                349,264       0       0
Mercury General Corp   com   589400100    2,694   44,970 SH          sole                 44,970       0       0
Microsoft Corp         com   594918104      355   13,297 SH          sole                 13,297       0       0
National Auto Credit   com   632900106       71  209,100 SH          sole                209,100       0       0
Pepsico Inc            com   713448108      375    7,194 SH          sole                  7,194       0       0
Pfizer, Inc.           com   717081103    8,163  303,598 SH          sole                303,598       0       0
Proassurance Corp      com   74267c106    4,410  112,773 SH          sole                112,773       0       0
Schering Plough Corp   com   806605101    3,700  177,207 SH          sole                177,207       0       0
Time Warner Inc        com   887317105    7,545  387,946 SH          sole                387,946       0       0
Wyeth                  com   983024100    2,519   59,147 SH          sole                 59,147       0       0